Note 27 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Earnings per share [text block]
Weighted average number of shares – Basic earnings per share
(in number of shares)	2024	2023	2022	2021	2020	2019
Issued shares at the beginning of year (note 25)	19,188,073	12,833,126	12,756,606	12,118,823	10,763,041	10,603,153
Weighted average shares issued	12,934	5,792,435	74,214	51,462	940,489	138,736
Weighted average number of shares at December 31	19,201,007	18,625,561	12,830,820	12,170,285	11,703,530	10,741,889

Weighted average number of shares - Diluted earnings per share
(in number of shares)	2024	2023	2022	2021	2020	2019
Weighted average at December 31	19,201,007	18,625,561	12,830,820	12,170,285	11,703,530	10,741,889
Effect of dilutive options	1,594	6,550	6,482	6,933	13,173	5,229
Weighted average number of shares (diluted) at December 31	19,202,601	18,632,111	12,837,302	12,177,218	11,716,703	10,747,118
	2024	*2023	*2022	*2021	*2020	*2019
Profit for the year attributable to owners of the Company (basic and diluted)	17,899	(7,862)	11,239	17,396	18,859	21,305
Blanket Mine Employee Trust Adjustment	(389)	(262)	(363)	(326)	(485)	(986)
Profit attributable to ordinary shareholders (basic and diluted)	17,510	(8,124)	10,876	17,070	18,374	20,319
Basic earnings (loss) per share - $	0.91	(0.44)	0.85	1.40	1.57	1.94
Diluted earnings (loss) per share - $	0.91	(0.44)	0.85	1.40	1.57	1.94